UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

July 31, 2008
unaudited

		Market value
Common stocks — 85.11%	Shares	(000)

ENERGY — 8.53%
Apache Corp.	125,000	$14,021
BJ Services Co.	2,033,037	59,771
Chevron Corp.	2,508,304	212,102
ConocoPhillips	3,225,000	263,225
Devon Energy Corp.	2,000,000	189,780
Halliburton Co.	1,200,000	53,784
Hess Corp.	1,900,000	192,660
Marathon Oil Corp.	5,353,600	264,843
Royal Dutch Shell PLC, Class A (ADR)	1,545,000	109,371
Schlumberger Ltd.	880,400	89,449
Spectra Energy Corp	950,000	25,811
Sunoco, Inc.	500,000	20,305
		1,495,122

MATERIALS — 4.42%
Air Products and Chemicals, Inc.	1,725,700	164,304
Dow Chemical Co.	1,250,000	41,637
E.I. du Pont de Nemours and Co.	750,000	32,857
International Paper Co.	1,250,000	34,650
MeadWestvaco Corp.	5,000,000	134,050
Monsanto Co.	1,026,000	122,207
Potash Corp. of Saskatchewan Inc.	610,000	124,605
Praxair, Inc.	1,000,000	93,730
Weyerhaeuser Co.	500,000	26,730
		774,770

INDUSTRIALS — 13.85%
3M Co.	1,185,000	83,412
Avery Dennison Corp.	3,375,000	148,534
Boeing Co.	500,000	30,555
Cintas Corp.	1,945,000	55,316
Eaton Corp.	400,000	28,416
Emerson Electric Co.	1,300,000	63,310
General Dynamics Corp.	770,000	68,638
General Electric Co.	15,137,500	428,240
Illinois Tool Works Inc.	428,000	20,052
Ingersoll-Rand Co. Ltd., Class A	1,300,000	46,800
Norfolk Southern Corp.	5,126,500	368,698
Northrop Grumman Corp.	1,000,000	67,390
Pentair, Inc.	1,200,000	41,544
Pitney Bowes Inc.	3,050,000	96,654
R.R. Donnelley & Sons Co.	5,685,000	151,789
Rockwell Automation	1,250,000	55,637
Southwest Airlines Co.	5,930,000	92,449
Tyco International Ltd.	1,245,300	55,491
United Parcel Service, Inc., Class B	3,550,000	223,934
United Technologies Corp.	3,700,000	236,726
Waste Management, Inc.	1,800,000	63,972
		2,427,557

CONSUMER DISCRETIONARY — 8.13%
Carnival Corp., units	1,475,000	54,487
Darden Restaurants, Inc.	2,800,000	91,196
Harley-Davidson, Inc.	1,508,000	57,063
Home Depot, Inc.	750,000	17,872
Johnson Controls, Inc.	4,375,200	131,956
Leggett & Platt, Inc.	5,150,000	100,425
Lowe’s Companies, Inc.	7,731,600	157,106
Magna International Inc., Class A	1,611,900	95,263
Mattel, Inc.	4,100,000	82,205
News Corp., Class A	2,350,000	33,205
Omnicom Group Inc.	1,500,000	64,035
Ross Stores, Inc.	1,000,000	37,960
Royal Caribbean Cruises Ltd.	4,400,000	112,112
Target Corp.	2,612,000	118,141
Time Warner Inc.	6,651,900	95,255
VF Corp.	1,150,000	82,317
Whirlpool Corp.	300,000	22,710
YUM! Brands, Inc.	1,980,000	70,924
		1,424,232

CONSUMER STAPLES — 7.66%
Avon Products, Inc.	1,700,000	72,080
Coca-Cola Co.	750,000	38,625
ConAgra Foods, Inc.	6,070,000	131,598
General Mills, Inc.	1,250,000	80,487
H.J. Heinz Co.	4,053,700	204,225
Kellogg Co.	1,585,600	84,132
Kimberly-Clark Corp.	2,410,000	139,370
McCormick & Co., nonvoting	1,620,000	64,962
PepsiCo, Inc.	3,710,000	246,938
Procter & Gamble Co.	810,000	53,039
Walgreen Co.	3,300,000	113,322
Wal-Mart Stores, Inc.	1,950,000	114,309
		1,343,087

HEALTH CARE — 8.34%
Abbott Laboratories	4,700,000	264,798
Amgen Inc.[1]	1,447,200	90,638
AstraZeneca PLC (ADR)	1,295,000	62,872
Becton, Dickinson and Co.	600,000	50,946
Bristol-Myers Squibb Co.	9,182,200	193,928
Cardinal Health, Inc.	2,020,000	108,535
Covidien Ltd.	784,500	38,629
Eli Lilly and Co.	2,900,000	136,619
Johnson & Johnson	600,000	41,082
Medtronic, Inc.	3,707,000	195,841
Merck & Co., Inc.	1,850,000	60,865
Pfizer Inc	6,555,000	122,382
Schering-Plough Corp.	4,475,000	94,333
		1,461,468

FINANCIALS — 7.04%
Allstate Corp.	1,200,000	55,464
American International Group, Inc.	2,829,000	73,695
Arthur J. Gallagher & Co.	867,331	22,056
Bank of America Corp.	5,332,000	175,423
Bank of New York Mellon Corp.	2,360,000	83,780
Capital One Financial Corp.	735,000	30,767
Citigroup Inc.	7,835,000	146,436
Fannie Mae	7,158,096	82,318
Freddie Mac	2,970,700	24,271
JPMorgan Chase & Co.	4,866,000	197,706
Lincoln National Corp.	1,417,900	67,634
Marsh & McLennan Companies, Inc.	1,100,300	31,083
MGIC Investment Corp.	2,440,000	15,616
PNC Financial Services Group, Inc.	1,000,000	71,290
Travelers Companies, Inc.	1,000,000	44,120
U.S. Bancorp	1,750,000	53,568
Washington Mutual, Inc.	740,000	3,944
Wells Fargo & Co.	1,200,000	36,324
XL Capital Ltd., Class A	1,029,089	18,410
		1,233,905

INFORMATION TECHNOLOGY — 14.17%
Automatic Data Processing, Inc.	3,800,000	162,298
Cisco Systems, Inc.[1]	3,950,000	86,861
Hewlett-Packard Co.	6,600,000	295,680
Intel Corp.	10,640,000	236,102
International Business Machines Corp.	3,490,000	446,650
KLA-Tencor Corp.	1,242,000	46,687
Linear Technology Corp.	2,745,000	85,232
Maxim Integrated Products, Inc.	1,700,000	33,388
Microchip Technology Inc.	7,356,625	234,897
Microsoft Corp.	13,932,898	358,354
Nokia Corp. (ADR)	500,000	13,660
Oracle Corp.[1]	8,200,000	176,546
SAP AG (ADR)	2,226,000	128,685
Texas Instruments Inc.	4,100,000	99,958
Tyco Electronics Ltd.	900,000	29,826
Xilinx, Inc.	1,970,000	48,915
		2,483,739

TELECOMMUNICATION SERVICES — 3.99%
AT&T Inc.	8,659,097	266,787
Embarq Corp.	5,214,250	238,656
Sprint Nextel Corp., Series 1	4,850,000	39,479
Verizon Communications Inc.	4,512,334	153,600
		698,522

UTILITIES — 7.39%
Ameren Corp.	3,953,680	162,457
American Electric Power Co., Inc.	1,435,000	56,682
Dominion Resources, Inc.	2,295,200	101,402
DTE Energy Co.	750,000	30,735
Duke Energy Corp.	3,800,000	66,804
Exelon Corp.	2,548,400	200,355
FirstEnergy Corp.	1,620,000	119,151
PPL Corp.	1,724,000	80,959
Progress Energy, Inc.	200,000	8,462
Public Service Enterprise Group Inc.	1,600,000	66,880
Questar Corp.	3,000,000	158,640
Southern Co.	4,191,600	148,341
Xcel Energy Inc.	4,745,000	95,185
		1,296,053

MISCELLANEOUS — 1.59%
Other common stocks in initial period of acquisition		278,086

Total common stocks (cost: $13,172,086,000)		14,916,541

Preferred stocks — 0.36%

FINANCIALS — 0.36%
Fannie Mae, Series T, 8.25% noncumulative	3,600,000	62,964

Total preferred stocks (cost: $90,000,000)		62,964

Convertible securities — 1.11%

FINANCIALS — 0.93%
American International Group, Inc. 8.50% convertible preferred 2011, units	875,034	50,332
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,725,000	83,945
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred[1]	826,000	20,336
SLM Corp., Series C, 7.25% convertible preferred 2010	9,600	8,568
		163,181

MISCELLANEOUS — 0.18%
Other convertible securities in initial period of acquisition		30,819

Total convertible securities (cost: $243,856,000)		194,000

	Principal amount
Bonds & notes — 1.71%	(000)

INDUSTRIALS — 0.28%
General Electric Capital Corp., Series A, 4.80% 2013	$50,000	49,299

	Principal amount	Market value
Bonds & notes	(000)	(000)

HEALTH CARE — 0.11%
Amgen Inc. 6.90% 2038	$20,000	$20,549

FINANCIALS — 1.32%
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[4]	100,000	93,146
Citigroup Inc., Series E, 8.40% (undated)[4]	85,000	72,887
JPMorgan Chase & Co., Series I, 7.90% (undated)[4]	25,000	23,193
KeyCorp 6.50% 2013	50,000	41,729
		230,955

Total bonds & notes (cost: $330,544,000)		300,803

Short-term securities — 11.63%

Abbott Laboratories 2.05%–2.22% due 8/4–8/14/2008[5]	61,411	61,379
Bank of America Corp. 2.54%–2.57% due 8/20–9/5/2008	96,000	95,797
Chevron Funding Corp. 2.15% due 8/15/2008	36,200	36,168
Coca-Cola 2.13%–2.32% due 8/1–9/24/2008[5]	85,325	85,158
E.I. duPont de Nemours and Co. 2.17%–2.18% due 8/27–8/28/2008[5]	66,800	66,682
Eaton Corp. 2.40% due 8/29/2008[5]	25,000	24,952
Fannie Mae 2.07%–2.095% due 8/1–10/28/2008	258,150	257,568
Federal Home Loan Bank 1.72%–2.375% due 8/13–9/19/2008	167,400	167,106
Freddie Mac 1.93%–2.35% due 8/25–9/15/2008	94,500	94,345
Harley-Davidson Funding Corp. 2.07% due 8/11/2008[5]	23,000	22,981
Harvard University 2.10% due 9/15/2008	30,000	29,888
Honeywell International Inc. 2.10%–2.21% due 8/25–9/30/2008[5]	75,000	74,733
IBM Corp. 2.18% due 9/12/2008[5]	34,100	33,989
Illinois Tool Works Inc. 2.13% due 8/12/2008	22,785	22,769
John Deere Capital Corp. 2.08%–2.10% due 8/26–8/28/2008[5]	33,500	33,448
Johnson & Johnson 2.07%–2.09% due 10/10–10/14/2008[5]	56,400	56,091
Kimberly-Clark Worldwide 2.22% due 8/18/2008[5]	34,900	34,861
Medtronic Inc. 2.06%–2.11% due 8/19–9/2/2008[5]	72,900	72,811
Merck & Co. Inc. 2.15%–2.17% due 8/14–9/19/2008	55,700	55,563
NetJets Inc. 2.08% due 9/17/2008[5]	47,900	47,767
Paccar Financial Corp. 2.00% due 8/18/2008	8,100	8,089
Pepsico Inc. 2.02% due 8/20/2008[5]	52,200	52,141
Pfizer Inc. 2.16% due 9/8/2008[5]	24,500	24,429
Private Export Funding Corp. 2.12%–2.25% due 8/11–10/27/2008[5]	100,000	99,730
Procter & Gamble Co. 2.08% due 9/23/2008[5]	17,500	17,445
Procter & Gamble International Funding S.C.A. 2.19%–2.27% due 8/5–9/22/2008[5]	115,400	115,063
State Street Corp. 2.40% due 8/15/2008	50,000	49,944
U.S. Treasury Bills 1.48%–1.85% due 9/4–11/20/2008	149,500	148,970
United Parcel Service Inc. 2.04%–2.06% due 9/2–9/16/2008[5]	65,000	64,834
Walt Disney Co. 2.03% due 9/4/2008	25,000	24,951
Wells Fargo & Co. 2.41%–2.44% due 8/18–9/19/2008	58,500	58,369

Total short-term securities (cost: $2,038,277,000)		2,038,021

Total investment securities (cost: $15,874,763,000)		17,512,329
Other assets less liabilities		13,559

Net assets		$17,525,888

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $83,945,000, which represented
 .48% of the net assets of the fund.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $86,250,000)
 may be subject to legal or contractual restrictions on resale.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $988,494,000, which represented 5.64% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,477,088
Gross unrealized depreciation on investment securities	(1,844,282)
Net unrealized appreciation on investment securities	1,632,806
Cost of investment securities for federal income tax purposes	15,879,523

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-903-0908O-S15878

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: September 26, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 26, 2008